Long-Term Investment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of associates [abstract]
Disclosure of interest in associates
The following table shows a continuity of the Company's long-term investment, classified as financial assets measured at FVTOCI and equity investees:

	FVTOCI	Investment in Associate
Investment in Maverix	Maverix	Maverix	Total
At December 31, 2021	$—	$77.4	$77.4
Equity pick-up from equity investees	—	0.4	0.4
Dividends received	—	(0.3)	(0.3)
Loss of significant influence	124.7	(77.5)	47.2
Investment revaluation reserve fair value adjustment	(3.5)	—	(3.5)
At December 31, 2022	$121.2	$—	$121.2
Investment revaluation reserve fair value adjustment	3.5	—	3.5
Maverix shares returned	(124.7)	—	(124.7)
Triple Flag shares received	53.0	—	53.0
Disposal of Triple Flag shares	(53.0)	—	(53.0)
At December 31, 2023	$—	$—	$—